                               STI CLASSIC FUNDS

                              CAPITAL GROWTH FUND
                            VALUE INCOME STOCK FUND
                             AGGRESSIVE GROWTH FUND
                                 BALANCED FUND
                              SUNBELT EQUITY FUND
                        INTERNATIONAL EQUITY INDEX FUND
                                  TRUST SHARES
                       SUPPLEMENT DATED MARCH 29, 1996 TO
                        PROSPECTUS DATED OCTOBER 1, 1995

    This   supplement  provides  new  and  additional  information  beyond  that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

    The Board of Trustees, at a meeting held on February 21, 1996 approved a change of name for the Aggressive Growth Fund to Mid-Cap Equity Fund (the "Fund") and adopted new policies for the Fund. These changes are designed to reflect more accurately the investment policies of the Fund. The following should be read in conjunction with the description of the Fund's investment objective that appears on page 5 of the Prospectus, and replaces the first paragraph in the discussion of the Fund's Investment Policies that appears on page 7 of the Prospectus:

    MID-CAP EQUITY FUND

        The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks, preferred stocks, and securities convertible into common stocks of small to midsize companies, (i.e., $50 million to $1 billion and $500 million to $5 billion, respectively, as measured by their market capitalization), with above-average growth of earnings. Under normal conditions, at least 80% of the total assets of the Fund will be invested in equity securities, and as a matter of non-fundamental policy, the Fund will invest at least 65% of its assets in midsize companies. Current income will not be an important criterion of investment selection and any such income should be considered incidental. In selecting securities for the Fund, the Advisor will evaluate factors such as the issuer's background, industry position, historical returns on equity and experience and qualifications of the management team.

                       PLEASE RETAIN FOR FUTURE REFERENCE

                               STI CLASSIC FUNDS

                              CAPITAL GROWTH FUND
                            VALUE INCOME STOCK FUND
                             AGGRESSIVE GROWTH FUND
                                 BALANCED FUND
                              SUNBELT EQUITY FUND
                        INTERNATIONAL EQUITY INDEX FUND
                                INVESTOR SHARES
                       SUPPLEMENT DATED MARCH 29, 1996 TO
                        PROSPECTUS DATED OCTOBER 1, 1995

    This  supplement  provides  new  and  additional  information  beyond   that
contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

    Effective  March  29,   1996,  the   "STI  CLASSIC   FUNDS  INFORMATION   --
Distribution" section of the Prospectus should be expanded to include the following paragraph:

       "With respect to each of the Funds, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of these Funds."
                            ------------------------

    The Board of Trustees, at a meeting held on February 21, 1996 approved a change of name for the Aggressive Growth Fund to Mid-Cap Equity Fund (the "Fund") and adopted new policies for the Fund. These changes are designed to reflect more accurately the investment policies of the Fund. The following should be read in conjunction with the description of the Fund's investment objective that appears on page 5 of the Prospectus, and replaces the first paragraph in the discussion of the Fund's Investment Policies that appears on page 7 of the Prospectus:

    MID-CAP EQUITY FUND

        The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks, preferred stocks, and securities convertible into common stocks of small to midsize companies, (i.e., $50 million to $1 billion and $500 million to $5 billion, respectively, as measured by their market capitalization), with above-average growth of earnings. Under normal conditions, at least 80% of the total assets of the Fund will be invested in equity securities, and as a matter of non-fundamental policy, the Fund will invest at least 65% of its assets in midsize companies. Current income will not be an important criterion of investment selection and any such income should be considered incidental. In selecting securities for the Fund, the Advisor will evaluate factors such as the issuer's background, industry position, historical returns on equity and experience and qualifications of the management team.

                            ------------------------

                       PLEASE RETAIN FOR FUTURE REFERENCE

                               STI CLASSIC FUNDS

                           INVESTMENT GRADE BOND FUND
                     INVESTMENT GRADE TAX-EXEMPT BOND FUND
                        U.S. GOVERNMENT SECURITIES FUND
                 LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
                              SHORT-TERM BOND FUND
                    SHORT-TERM U.S. TREASURY SECURITIES FUND
                          FLORIDA TAX-EXEMPT BOND FUND
                          GEORGIA TAX-EXEMPT BOND FUND
                         TENNESSEE TAX-EXEMPT BOND FUND
                        PRIME QUALITY MONEY MARKET FUND
                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                          TAX-EXEMPT MONEY MARKET FUND
                              CAPITAL GROWTH FUND
                            VALUE INCOME STOCK FUND
                             AGGRESSIVE GROWTH FUND
                                 BALANCED FUND
                              SUNBELT EQUITY FUND
                        INTERNATIONAL EQUITY INDEX FUND
                                  FLEX SHARES
                       SUPPLEMENT DATED MARCH 29, 1996 TO
                        PROSPECTUS DATED OCTOBER 1, 1995

    This   supplement  provides  new  and  additional  information  beyond  that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

    Effective   March  29,   1996,  the   "STI  CLASSIC   FUNDS  INFORMATION  --
Distribution" section of the Prospectus should be expanded to include the following paragraph:

           "With respect to each of the Funds, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of these Funds."
                            ------------------------

    The Board of Trustees, at a meeting held on February 21, 1996 approved a change of name for the Aggressive Growth Fund to Mid-Cap Equity Fund (the "Fund") and adopted new policies for the Fund. These changes are designed to reflect more accurately the investment policies of the Fund. The following should be read in conjunction with the description of the Fund's investment objective that appears on page 5 of the Prospectus, and replaces the first paragraph in the discussion of the Fund's Investment Policies that appears on page 7 of the Prospectus:

    MID-CAP EQUITY FUND

        The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks, preferred stocks, and securities convertible into common stocks of small to midsize companies, (i.e., $50 million to $1 billion and $500 million to $5 billion, respectively, as measured by their market capitalization), with above-average growth of earnings. Under normal conditions, at least 80% of the total assets of the

    Fund will be invested in equity securities, and as a matter of non-fundamental policy, the Fund will invest at least 65% of its assets in midsize companies. Current income will not be an important criterion of investment selection and any such income should be considered incidental. In selecting securities for the Fund, the Advisor will evaluate factors such as the issuer's background, industry position, historical returns on equity and experience and qualifications of the management team.

                            ------------------------

                       PLEASE RETAIN FOR FUTURE REFERENCE

                               STI CLASSIC FUNDS

                                INVESTOR SHARES
                                  FLEX SHARES
                       SUPPLEMENT DATED MARCH 29, 1996 TO
                        PROSPECTUS DATED OCTOBER 1, 1995

    This supplement provides new and additional information beyond that contained in the Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, U.S. Government Securities Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Tennessee Tax-Exempt Bond Fund, Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund, Tax-Exempt Money Market Fund Investor Class Prospectus and International Equity Fund Investor/Flex Prospectus and should be retained and read in conjunction with such Prospectuses.

    Effective  March  29,   1996,  the   "STI  CLASSIC   FUNDS  INFORMATION   --
Distributions" section of the Prospectus should be expanded to include the following paragraph:

       "With respect to each of the Funds, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of these Funds."

                       PLEASE RETAIN FOR FUTURE REFERENCE

                               STI CLASSIC FUNDS

                           INTERNATIONAL EQUITY FUND
                              FLEX/INVESTOR SHARES
                       SUPPLEMENT DATED MARCH 27, 1996 TO
                       PROSPECTUS DATED OCTOBER 31, 1995,
                       AS SUPPLEMENTED DECEMBER 21, 1995

    This   supplement  provides  new  and  additional  information  beyond  that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

    Effective   March  27,   1996,  the   "STI  CLASSIC   FUNDS  INFORMATION  --
Distributions" section of the Prospectus should be expanded to include the following paragraph:

    "With respect to each of the Funds, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of these Funds."

                            ------------------------

                       PLEASE RETAIN FOR FUTURE REFERENCE